Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
32. Share-based payments
Share-based payment schemes

The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2019	2018	2017
	£m	£m	£m
Share Value Plan	6	45	153
Deferred Share Value Plan	266	217	166
Others	206	187	186
Total equity settled	478	449	505
Cash settled	3	1	3
Total share-based payments	481	450	508

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2019				2018
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife	Number ofoptions/awardsoutstanding
	£	£	years	(000s)	£	£	years	(000s)
SVP[a,b]	1.45	1.59	1	5,619	1.90	2.11	<1	67,898
DSVP[a,b]	1.43	1.60	1	325,872	1.94	2.10	1	206,571
Others[a]	0.40-1.60	1.57-1.70	0-3	232,259	0.36-2.11	1.82-2.11	0-3	217,952

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted average ex. price (£)
	2019	2018	2019	2018	2019	2018	2019	2018
Outstanding at beginning of year/acquisition date	67,898	191,610	206,571	125,399	217,952	210,160	1.41	1.41
Granted in the year	2,317	1,425	217,075	135,964	215,694	114,335	1.19	1.51
Exercised/released in the year	(62,970)	(119,688)	(82,354)	(43,402)	(151,827)	(78,771)	1.21	1.50
Less: forfeited in the year	(1,626)	(5,449)	(15,420)	(11,390)	(42,331)	(25,494)	1.51	1.54
Less: expired in the year	-	-	-	-	(7,229)	(2,278)	2.08	1.80
Outstanding at end of year	5,619	67,898	325,872	206,571	232,259	217,952	1.29	1.41
Of which exercisable:	-	-	-	-	32,376	23,556	1.32	1.96

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 15,148,343). The weighted average exercise price relates to Sharesave.